Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 13,454	$ 23,458
Securities held-to-maturity, Gross Unrealized Gains	465	675
Securities held-to-maturity, Gross Unrealized Losses	58	710
Securities held-to-maturity, Estimated Fair Value	13,861	23,423
Trust Preferred Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	13,454	23,458
Securities held-to-maturity, Gross Unrealized Gains	465	675
Securities held-to-maturity, Gross Unrealized Losses	58	710
Securities held-to-maturity, Estimated Fair Value	13,861	23,423
Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	11,463	11,934
Securities held-to-maturity, Estimated Fair Value	11,463	11,934
Non-Marketable Equity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	11,463	11,934
Securities held-to-maturity, Estimated Fair Value	$ 11,463	$ 11,934